Finance Leases as Lessee	6 Months Ended
Jun. 30, 2025
Finance Leases as Lessee [Abstract]
Finance leases as lessee

Note 15. Finance leases as lessee

In May 2025, the Company entered into a machinery equipment lease agreement. The total lease term is 2 years and has been classified as a finance lease because the Company is reasonably certain to exercise the purchase option and ownership of the underlying assets will transfer to the Company.

The Company’s lease agreement do not provide a readily determinable implicit rate nor is it available to the Company from its lessor. Instead, the Company estimates its incremental borrowing rate based on interest rates published by the People’s Bank of China in order to discount lease payments to present value. The weighted average discount rate of the Company’s finance leases was 3.00% per annum as of June 30, 2025.

Amounts recognized in the combined balance sheet:

	As of June 30, 2025	As of December 31, 2024
Finance lease assets	$111,202	$—

Lease liabilities, current	58,925	—
Lease liabilities, non-current	42,946	—
Total lease liabilities	$101,871	$—

A summary of lease cost is as follows:

	For the six months ended June 30,
	2025	2024
Amortization of finance lease assets	$868	$—
Interest of lease liabilities	541	—

The following table presents maturity of lease liabilities as of June 30, 2025:

Minimum lease payment
Six months ended December 31, 2025	$32,243
Fiscal year 2026	57,320
Fiscal year 2027	15,096
Less: imputed interest	(2,788)
Present value of finance lease liabilities	$101,871

The following summarizes other supplemental information about the Company’s lease as of June 30, 2025 and December 31, 2024:

	As of June 30, 2025	As of December 31, 2024
Weighted average discount rate	3.00%	—
Weighted average remaining lease term	1.82 years	—